Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of compensation cost recognized and related income tax benefit for stock based compensation plans

Compensation cost recognized and related income tax benefit for stock based compensation plans for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
	Total Compensation Cost Recognized	Income Tax Benefit	Total Compensation Cost Recognized	Income Tax Benefit	Total Compensation Cost Recognized	Income Tax Benefit
Stock options	$5.2	$1.8	$9.3	$3.2	$14.7	$5.1
Restricted shares	14.5	5.1	12.1	4.3	15.5	5.4
Performance shares	36.8	12.9	29.3	10.3	11.3	4.0
DBD shares	9.9	3.5	10.1	3.5	5.8	2.0

Total	$66.4	$23.3	$60.8	$21.3	$47.3	$16.5

Schedule of summary of the stock options, restricted shares, ING Group performance shares, and DBD shares outstanding

The following is a summary of the stock options, restricted shares, ING Group performance shares, and DBD shares outstanding as of December 31, 2012:

	Shares Outstanding
	Stock Options	Restricted Shares	Performance Shares	DBD Shares
Year ended December 31, 2012	19,719,598	3,969,636	8,547,135	2,115,443
Year ended December 31, 2011	23,831,484	4,339,825	6,757,452	1,782,101
Year ended December 31, 2010	27,915,700	4,573,461	4,313,744	953,069

Schedule of summary of unrecognized compensation cost and expected weighted average years remaining until vested

The following is a summary of unrecognized compensation cost and expected weighted average years remaining until vested as of December 31, 2012:

	2012
	Stock Options	Performance Shares	Restricted Share Units	DBD Shares	Total
Unrecognized compensation cost	$0.9	$31.7	$14.3	$6.2	$53.1
Expected weighted average (in years)					1.38